Earnings Per Share - Schedule of Calculation of the Total Diluted Number of Shares (Detail) - £ / shares shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity [Abstract]
Basic weighted average number of shares (millions)	9,912	9,911	9,938
Dilutive shares from share options (millions)	6	2	27
Dilutive shares from executive share awards (millions)	57	48	29
Diluted weighted average number of shares (millions)	9,975	9,961	9,994
Basic	£ 0.218	£ 0.205	£ 0.192
Diluted	£ 0.216	£ 0.204	£ 0.191